Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Balanced Fund
Class Name	Investor Class
Trading Symbol	VILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$40	0.79%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 94,234,733
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 229,043
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,234,733
Number of Holdings	62
Net Advisory Fee	$229,043
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.8%
Invesco Government & Agency Portfolio	4.3%
Amazon.com, Inc.	4.0%
Visa, Inc.	3.6%
Pool Corp.	3.5%
On Holding AG	3.0%
Stryker Corp.	2.9%
ON Semiconductor Corp.	2.6%
Johnson & Johnson	2.6%
Colgate-Palmolive Co.	2.5%

Security Type	(% of Net Assets)
Common Stocks	70.0%
Corporate Bonds	22.0%
Investments Purchased with Proceeds from Securities Lending	11.8%
Money Market Funds	4.3%
Convertible Preferred Stocks	2.0%
Real Estate Investment Trusts	1.5%
Cash & Other	-11.6%

Updated Prospectus Web Address	https://villere.com/mutual-funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Equity Fund
Class Name	Investor Class
Trading Symbol	VLEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.05%
[2]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 35,316,742
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 66,342
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$35,316,742
Number of Holdings	41
Net Advisory Fee	$66,342
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.3%
Invesco Government & Agency Portfolio	13.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.3%
Stryker Corp.	4.0%
On Holding AG	4.0%
Lineage, Inc.	3.7%
Palomar Holdings, Inc.	3.5%
Caesars Entertainment, Inc.	3.3%
ON Semiconductor Corp.	3.3%

Security Type	(% of Net Assets)
Common Stocks	80.7%
Investments Purchased with Proceeds from Securities Lending	19.3%
Money Market Funds	13.5%
Real Estate Investment Trusts	3.7%
Convertible Preferred Stocks	1.2%
Cash & Other	-18.4%

Updated Prospectus Web Address	https://villere.com/mutual-funds/

[1]
*	Annualized

[2]
*	Annualized